Notes Payable	12 Months Ended
Dec. 31, 2020
Notes Payable
Notes Payable

(12) Notes Payable

The credit line amounting to RMB95,000 (US$14,559) granted by Bank of Weifang was secured by a pledge of plant and land use right. The credit line was used to purchase raw materials. The term of the credit line granted by Bank of Weifang is from July 2018 to July 2021. As of December 31, 2020, the amount of credit line granted by Bank of Weifang was all used.

As of December 31, 2020, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB15,000  (US$2,299) for payment in connection with raw materials on a total deposits of RMB7,500  (US$1,149) at Bank of Weifang, respectively.

Notes payable consisted of the following:

	December 31, 2020		December 31, 2019
Issuing bank	RMB	US$	RMB
Bank of Weifang	15,000	2,299	41,000

	15,000	2,299	41,000